Investments in Associates	6 Months Ended
Jun. 30, 2022
Disclosure of Investments in Associates [Abstract]
INVESTMENTS IN ASSOCIATES

5. INVESTMENTS IN ASSOCIATES

The Group holds 32.7% equity ownership interest in companies registered in Lebanon as shown below, the investments in associated companies are accounted for using the equity method:

	Country of incorporation	Ownership
		30 June 2022	31 December 2021

Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Movement on investments in associates is as follows:

	30 June 2022	31 December 2021
	USD ’000	USD ’000

Opening balance	5,693	11,583
Opening balance adjustments for hyperinflation and effect of movements in exchange rates recognised in other comprehensive income	120	1,358
Adjusted opening balance	5,813	12,941

Share of associated companies’ financial results	(24)	(227)
Investment properties fair value adjustment	-	(7,021)
Share of loss from associates	(24)	(7,248)
Ending balance	5,789	5,693

The inflation in Lebanon has increased significantly in prior years, and the underlying quantitative and qualitative indicators following the deteriorating economic conditions and currency controls support the conclusion that Lebanon is a hyperinflationary economy.

Accordingly, for the purpose of the Group’s interim condensed consolidated financial statements, the associates’ financial statements (which are based on historical cost approach, except for the investment properties which are measured at fair value) have been adjusted to be expressed in terms of the measuring unit current at the end of the reporting period by applying a general price index.

The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value to bring the associated companies’ accounting policies in line with that of the Group’s. The fair values of the investment properties have been determined by management and in doing so, management has considered valuation performed by third party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm) which represents the significant unobservable input used in the valuation process.

The real estate market in Lebanon has changed significantly since the onset of the financial crisis that affected the country. Due to the relatively limited information available under the prevailing market conditions, and as a result of artificial demand created by investors outside the professional real estate development industry, who primarily aim to divest from cash assets into more secure holdings, prices found on the market are uncertain. Furthermore, since the majority of property owners are only accepting payments in US Dollars and not in local Lebanese currency, demand for commercial buildings has dropped considerably. Accordingly, prices found on the market at 30 June 2022, including achieved sales prices, are only indicative and may not hold if the market were to be corrected.

All the investment properties generated rental income during the current year and the prior years, except for Sina SAL which did not generate rental income during the six months ended 30 June 2022.

The sensitivity of the Group’s interim condensed consolidated statement of income for the six months periods ended 30 June 2022 and 2021 to the change in the price used for the valuation of the investment properties owned by the associates was as follows:

		Impact on interim condensed consolidated statement of income for the change in price per square meter
	%	Increase	Decrease
		USD ’000	USD ’000

30 June 2022	+/- 20	1,139	(1,139)
30 June 2021	+/- 20	3,796	(3,796)